Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2020	Mar. 31, 2020
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 11,269,398	¥ 11,576,157
Less than 12 months Gross unrealized losses, available-for-sale securities		28,679	49,870
12 months or more Fair value, available-for-sale securities		1,934,619	954,032
12 months or more Gross unrealized losses, available-for-sale securities		27,717	10,681
Total Fair value, available-for-sale securities		13,204,017	12,530,189
Total Gross unrealized losses, available-for-sale securities		56,396	60,551
Less than 12 months, Fair value, held-to-maturity securities		0
Less than 12 months Gross unrealized losses, held-to-maturity securities		0
12 months or more Fair value, held-to-maturity securities		0	191,244
12 months or more Gross unrealized losses, held-to-maturity securities		0	1,303
Total Fair value, held-to-maturity securities		0	191,244
Total Gross unrealized losses, held-to-maturity securities		0	1,303
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,978,136	10,339,320
Less than 12 months Gross unrealized losses, available-for-sale securities		23,884	43,204
12 months or more Fair value, available-for-sale securities		1,234,118	283,561
12 months or more Gross unrealized losses, available-for-sale securities		21,390	7,020
Total Fair value, available-for-sale securities		11,212,254	10,622,881
Total Gross unrealized losses, available-for-sale securities		45,274	50,224
Total Gross unrealized losses, held-to-maturity securities		0
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		126,991	162,665
Less than 12 months Gross unrealized losses, available-for-sale securities		246	418
12 months or more Fair value, available-for-sale securities		72,086	34,114
12 months or more Gross unrealized losses, available-for-sale securities		200	76
Total Fair value, available-for-sale securities		199,077	196,779
Total Gross unrealized losses, available-for-sale securities		446	494
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		29,093
Less than 12 months Gross unrealized losses, available-for-sale securities		2
12 months or more Fair value, available-for-sale securities		0
12 months or more Gross unrealized losses, available-for-sale securities		0
Total Fair value, available-for-sale securities		29,093
Total Gross unrealized losses, available-for-sale securities		2
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		278,022	196,990
Less than 12 months Gross unrealized losses, available-for-sale securities		74	202
12 months or more Fair value, available-for-sale securities		0
12 months or more Gross unrealized losses, available-for-sale securities		0
Total Fair value, available-for-sale securities		278,022	196,990
Total Gross unrealized losses, available-for-sale securities		74	202
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		30,948	30,913
Less than 12 months Gross unrealized losses, available-for-sale securities		202	227
12 months or more Fair value, available-for-sale securities	[1]	9,799	9,504
12 months or more Gross unrealized losses, available-for-sale securities	[1]	231	207
Total Fair value, available-for-sale securities	[1]	40,747	40,417
Total Gross unrealized losses, available-for-sale securities	[1],[2]	433	434
Less than 12 months, Fair value, held-to-maturity securities	[3]	0
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]	0
12 months or more Fair value, held-to-maturity securities	[3]	0	191,244
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	0	1,303
Total Fair value, held-to-maturity securities	[3]	0	191,244
Total Gross unrealized losses, held-to-maturity securities	[3]	0	1,303
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		9,567	9,524
Less than 12 months Gross unrealized losses, available-for-sale securities		41	62
12 months or more Fair value, available-for-sale securities		6,794	5,450
12 months or more Gross unrealized losses, available-for-sale securities		82	89
Total Fair value, available-for-sale securities		16,361	14,974
Total Gross unrealized losses, available-for-sale securities		123	151
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		6,052	15,115
Less than 12 months Gross unrealized losses, available-for-sale securities		15	85
12 months or more Fair value, available-for-sale securities		11,396	7,478
12 months or more Gross unrealized losses, available-for-sale securities		54	21
Total Fair value, available-for-sale securities		17,448	22,593
Total Gross unrealized losses, available-for-sale securities		69	106
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		565,278	669,572
Less than 12 months Gross unrealized losses, available-for-sale securities		3,028	5,507
12 months or more Fair value, available-for-sale securities		597,714	608,361
12 months or more Gross unrealized losses, available-for-sale securities		5,757	3,265
Total Fair value, available-for-sale securities		1,162,992	1,277,933
Total Gross unrealized losses, available-for-sale securities	[4]	8,785	8,772
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		245,311	152,058
Less than 12 months Gross unrealized losses, available-for-sale securities		1,187	165
12 months or more Fair value, available-for-sale securities		2,712	5,564
12 months or more Gross unrealized losses, available-for-sale securities		3	3
Total Fair value, available-for-sale securities		248,023	157,622
Total Gross unrealized losses, available-for-sale securities	[5]	¥ 1,190	¥ 168

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥40,417 million and ¥0 million, respectively, at March 31, 2020, and ¥0 million and ¥0 million, respectively, at September 30, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government.
[2]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥504,953 million and ¥61 million, respectively, at March 31, 2020, and ¥519,974 million and ¥51 million, respectively, at September 30, 2020. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[3]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[4]	Other debt securities presented in this line primarily consist of Japanese asset-backed securities (“ABS”), of which the total fair values was ¥139,888 million at September 30, 2020.
[5]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and ABS, of which the total fair values were ¥271,387 million at March 31, 2020, and ¥319,044 million at September 30, 2020.